Putnam Investments
100 Federal Street
Boston, MA 02110
February 13, 2019

BY EDGAR

Filing Desk
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:	Preliminary Proxy Statement on Schedule 14A for Putnam Managed Municipal Income
Trust, Putnam Master Intermediate Income Trust, Putnam Municipal Opportunities Trust,
and Putnam Premier Income Trust

Dear Ladies and Gentlemen:

On behalf of the closed-end registered investment companies Putnam Managed Municipal Income Trust, Putnam Master Intermediate Income Trust, Putnam Municipal Opportunities Trust, and Putnam Premier Income Trust (the “Funds”), we are filing, pursuant to Section 14(a) of the Securities Exchange Act of 1934, as amended, a Preliminary Proxy Statement on Schedule 14A (the “Proxy Statement”) and related forms of proxy. As described further in the Proxy Statement, the Proxy Statement is being filed in connection with the solicitation of shareholder proxies with respect to the following proposals: (i) fixing the number of Trustees at 11 for each Fund, (ii) the election of Trustees for each Fund, and (iii) with respect to Putnam Managed Municipal Income Trust, converting the fund to an open-end investment company and approving certain related amendments to its Declaration of Trust.

The meeting at which shareholders of the Fund will be asked to vote on these proposals is currently expected to be held on April 26, 2019. Copies of the proxy statement are expected to be mailed to each Fund’s shareholders beginning on or about March 11, 2019.

Please direct any questions concerning this filing to the undersigned at 617-760-2577.

Very truly yours,

/s/ Venice Monagan
Venice Monagan
Counsel

cc:	Yana Dobkin Guss, Esq.
Ropes & Gray LLP